Statutory Net Income and Surplus and Dividend Restrictions	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Statutory Net Income and Surplus and Dividend Restrictions	STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance ("AZDOI"). It's subsidiary PLNJ is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Insurance and Banking. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.

The following table summarizes certain statutory financial information for the Company, including its subsidiary PLNJ, for the periods indicated:

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Statutory net income (loss)	$446	$(5,195)	$4,923
Statutory capital and surplus	5,821	5,730	5,161
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. The Company must obtain approval from AZDOI prior to paying a dividend if the dividend, together with other dividend distributions made within the preceding twelve months, would exceed the lesser of 10% of statutory surplus or net gain from operations. Based on these limitations, there is a capacity to pay a dividend of $582 million in 2026 without prior approval. There was no return of capital in 2025. The Company did not pay dividends to Prudential Insurance in 2025, 2024, and 2023.